UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Credit Advisors (US) LLC 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2016

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Income Opportunities Fund	July 31, 2016

(Unaudited)

Schedule of Investments

	Par†		Value
HIGH YIELD SECURITIES - 65.0%
Air Freight & Logistics - 1.0%
XPO Logistics, Inc.
7.875%, 09/01/2019 (a)		2,664,000	$2,763,900

Banks - 0.4%
Novo Banco SA
N/A, 02/19/2049 (a) (f) (g) (i)	EUR	8,520,000	690,592
N/A, 02/27/2051 (a) (f) (g) (i) (j)	EUR	3,601,000	271,751
N/A, 04/09/2052 (f) (g) (i)	EUR	246,000	19,252
			981,595
Building Products - 5.7%
Builders FirstSource, Inc.
10.750%, 08/15/2023 (a)		5,080,000	5,638,800
New Enterprise Stone & Lime Co., Inc.
12.000%, 03/15/2018 (d) (e)		9,108,821	9,423,075
			15,061,875
Chemicals - 2.8%
GCP Applied Technologies, Inc.
9.500%, 02/01/2023 (a) (f)		729,000	823,770
Platform Specialty Products Corp.
10.375%, 05/01/2021 (a)		6,534,000	6,566,670
			7,390,440
Commercial Services & Supplies - 0.1%
Atento Luxco 1 SA
7.375%, 01/29/2020 (a) (g)		350,000	345,625

Communications Equipment - 1.4%
Riverbed Technology, Inc.
8.875%, 03/01/2023 (a)		3,616,000	3,805,840

Computers & Peripherals - 0.4%
Dell, Inc.
8.350%, 07/15/2046 (a) (f)		865,000	992,035

Construction & Engineering - 2.5%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (a) (f)		6,520,000	6,715,600

Construction Materials - 5.5%
Cemex Materials LLC
7.700%, 07/21/2025 (a)		13,760,000	14,482,400

Diversified Financial Services — 0.4%
iPayment Investors LP
9.500%, 12/15/2019 (a) (d) (e)		1,201,147	1,105,055

Electronic Equipment, Instruments & Components - 3.3%
Artesyn Technologies, Inc.
9.750%, 10/15/2020 (a)		9,594,000	8,034,975
Zebra Technologies Corp.
7.250%, 10/15/2022 (f)		608,000	649,040
			8,684,015

	Par†		Value
HIGH YIELD SECURITIES - 65.0% (continued)
Energy Equipment & Services - 1.8%
Brand Energy & Infrastructure Services, Inc.
8.500%, 12/01/2021 (a) (f)		4,653,000	$4,629,735

Health Care Providers & Services - 3.4%
MultiPlan, Inc.
7.125%, 06/01/2024 (a) (f)		246,000	262,605
Surgery Partners Holdings LLC
8.875%, 04/15/2021 (a) (f)		8,210,000	8,743,650
			9,006,255
Hotels, Restaurants & Leisure - 2.3%
ClubCorp Club Operations, Inc.
8.250%, 12/15/2023 (a)		3,984,000	4,153,320
MGM Resorts International
8.625%, 02/01/2019		1,603,000	1,815,397
			5,968,717
Household Durables - 0.1%
The Hillman Group, Inc.
6.375%, 07/15/2022 (a)		251,000	228,410

Insurance - 3.8%
Hub International Ltd.
7.875%, 10/01/2021 (a)		6,541,000	6,557,353
Towergate
8.750%, 04/02/2020 (a) (d) (e) (g)	GBP	3,310,813	3,330,092
			9,887,445
IT Services - 2.0%
Solera Holdings, Inc.
10.500%, 03/01/2024 (a) (d) (e) (f)		4,900,000	5,288,962

Machinery - 1.3%
Manitowoc Foodservice, Inc.
9.500%, 02/15/2024 (a)(f)		1,420,000	1,609,925
Nesco
6.875%, 02/15/2021 (a)		2,797,000	1,901,960
			3,511,885
Media - 3.6%
Block Communications, Inc.
7.250%, 02/01/2020 (a)		418,000	424,270
Cequel Communications Holdings LLC
7.750%, 07/15/2025 (a)		3,026,000	3,222,690
Clear Channel International BV
8.750%, 12/15/2020 (a)		1,704,000	1,793,460
Clear Channel Outdoor, Inc.
6.500%, 11/15/2022		85,000	87,975
Intelsat Jackson Holdings SA
7.250%, 04/01/2019 (g)		2,746,000	2,052,635
5.500%, 08/01/2023 (g)		3,034,000	1,987,270
			9,568,300

	Par†	Value
HIGH YIELD SECURITIES - 65.0% (continued)
Metals & Mining - 0.2%
Allegheny Technologies, Inc.
7.875%, 08/15/2023 (f)	486,000	$456,840

Multiline Retail - 4.5%
J.C. Penney Corp., Inc.
5.750%, 02/15/2018	28,000	28,644
8.125%, 10/01/2019	8,927,000	9,328,715
5.650%, 06/01/2020	2,490,000	2,393,513
		11,750,872
Oil, Gas & Consumable Fuels - 4.5%
Calumet Specialty Products
11.500%, 01/15/2021 (a)	4,210,000	4,788,875
Genesis Energy LP/ Genesis Energy Financial Corp.
6.750%, 08/01/2022 (f)	3,382,000	3,407,365
6.000%, 05/15/2023	2,271,000	2,259,645
5.625%, 06/15/2024	1,336,000	1,275,880
		11,731,765
Road & Rail - 2.2%
The Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (a)
	5,615,000	5,685,188
Software - 1.4%
Datatel, Inc.
9.000%, 09/30/2023 (a)	546,000	557,602
TIBCO Software, Inc.
11.375%, 12/01/2021 (a)	3,594,000	3,099,825
		3,657,427
Specialty Retail - 4.7%
Guitar Center, Inc.
6.500%, 04/15/2019 (a)	6,490,000	5,727,425
Jo-Ann Stores, Inc.
8.125%, 03/15/2019 (a) (f)	4,127,000	4,028,984
The Mens Wearhouse, Inc.
7.000%, 07/01/2022	3,010,000	2,648,800
		12,405,209
Transportation Infrastructure - 1.5%
Direct ChassisLink, Inc.
10.000%, 06/15/2023 (a) (f)	3,765,000	3,953,250

Wireless Telecommunication Services - 4.2%
GCI, Inc.
6.750%, 06/01/2021	5,100,000	5,253,000
6.875%, 04/15/2025	4,076,000	4,228,850
Sprint Corp.
7.875%, 09/15/2023	1,642,000	1,499,359
		10,981,209
TOTAL HIGH YIELD SECURITIES (amortized cost $172,457,603)		171,039,849

	Par†	Value
LEVERAGED LOANS - 64.8%
Aerospace & Defense - 4.6%
CPI International, Inc., TL 1L B 03/14
4.250%, 11/17/2017 (b)	1,623,464	$1,611,288
Sequa Corp., TL 1L 12/12
5.250%, 06/19/2017 (b)	12,967,372	10,503,572
		12,114,860
Building Products - 1.5%
SRS Distribution, Inc., TL 2L 06/16
9.750%, 02/24/2023 (b)	3,943,740	3,980,713

Chemicals - 0.1%
Emerald Performance Materials LLC, TL 2L 07/14
7.750%, 08/01/2022 (b)	268,490	264,127

Commercial Services & Supplies - 0.9%
Koosharem LLC, TL 1L 05/14
7.500%, 05/15/2020 (b) (f)	2,754,362	2,384,823

Distributors - 1.6%
Distribution International, Inc., TL 1L 12/14
6.000%, 12/15/2021 (b)	5,203,131	4,253,560

Diversified Financial Services — 4.2%
iPayment Investors LP, TL 1L B 05/11
6.750%, 05/08/2017 (b) (d) (e)	6,861,619	6,707,232
Square Two Financial Corp., TL 1.5L 05/16
11.000%, 05/24/2019 (b) (d) (e) (f)	9,568,000	4,440,796
		11,148,028
Diversified Telecommunication Services - 4.4%
Lightower Fiber LLC, TL 2L 04/13
8.000%, 04/12/2021 (b)	11,523,828	11,552,638

Electronic Equipment, Instruments & Components - 2.2%
TTM Technologies, Inc., TL 1L B 02/15
6.000%, 05/31/2021 (b)	5,865,896	5,880,560

Energy Equipment & Services - 0.5%
Proserv Acquisition LLC, TL 1L B1 12/14 (US Tranche)
6.375%, 12/22/2021 (b) (e) (g)	1,175,639	767,562
Proserv Acquisition LLC, TL 1L B2 12/14 (UK Tranche)
6.375%, 12/22/2021 (b) (e) (g)	690,049	450,526
		1,218,088
Food & Staples Retailing - 4.2%
BJ’s Wholesale Club, Inc., TL 2L 09/11
8.500%, 03/26/2020 (b) (f)	4,766,200	4,742,369
California Pizza Kitchen, Inc., TL 1L B 07/11
5.250%, 03/29/2018 (b)	4,753,559	4,515,881
Grocery Outlet, Inc., TL 2L 09/14
9.250%, 10/21/2022 (b)	1,805,430	1,787,376
		11,045,626

	Par†	Value
LEVERAGED LOANS - 64.8% (continued)
Food Products - 3.2%
CSM Bakery Products, TL 2L 07/13
8.750%, 07/05/2021 (b) (e)	5,300,000	$5,035,000
CTI Foods Holding Co. LLC, TL 2L 06/13
8.250%, 06/28/2021 (b) (d) (e)	3,800,000	3,458,000
		8,493,000
Health Care Providers & Services - 0.8%
Genoa (QoL), TL 2L 03/15
8.750%, 04/28/2023 (b)	2,144,610	2,128,525

Health Care Technology - 0.2%
Greenway Medical Technologies, TL 2L 10/13
9.250%, 11/04/2021 (b)	476,428	434,740

Hotels, Restaurants & Leisure - 5.8%
Caesars Entertainment Operating Co., Inc., TL 1L B6 01/08
9.500%, 03/01/2017 (b) (j)	10,469,808	10,910,430
Caesars Entertainment Operating Co., Inc., TL 1L B7 05/14
11.750%, 03/01/2017 (b) (j)	4,028,914	4,273,187
		15,183,617
Household Durables - 0.0%
Algeco Scotsman Global Sarl, TL PIK 04/13
PIK Rate: 15.750%; Cash Rate: 15.000%,
05/01/2018 (c) (d) (e) (f) (g) (j)	423,747	61,973

Internet Software & Services — 4.1%
RedPrairie Corp., TL 1L 12/13
6.000%, 12/21/2018 (b)	2,386,754	2,317,144
RedPrairie Corp., TL 2L 12/12
11.250%, 12/21/2019 (b)	9,231,528	8,354,533
		10,671,677
Machinery - 1.0%
WireCo WorldGroup, Inc., TL 1L 07/16
6.500%, 07/21/2023 (b) (f)	2,662,800	2,676,660

Media - 2.2%
Intelsat Jackson Holdings SA, TL 1L B2 11/13
3.750%, 06/30/2019 (b) (f) (g)	5,354,260	5,088,582
NEP Broadcasting LLC, TL 2L 01/13
10.000%, 07/22/2020 (b)	711,260	703,258
		5,791,840
Multiline Retail - 0.9%
Belk, Inc., TL 1L 08/15
5.750%, 12/12/2022 (b)	2,762,756	2,438,146

Software - 13.9%
Applied Systems, Inc., TL 2L 01/14
7.500%, 01/24/2022 (b)	10,432,773	10,484,937
Deltek, Inc., TL 2L 06/15
9.500%, 06/26/2023 (b)	7,346,780	7,466,165
iParadigms Holdings LLC, TL 2L 07/14
8.250%, 07/29/2022 (b)	5,719,710	5,333,630

	Par†	Value
LEVERAGED LOANS - 64.8% (continued)
Software - 13.9% (continued)
Misys Ltd., TL 2L 06/12
12.000%, 06/12/2019	1,640,020	$1,713,821
TIBCO Software, Inc., TL 1L 10/14
6.500%, 12/04/2020 (b)	9,565,721	9,223,746
Triple Point Technology, Inc., TL 1L 07/13
5.250%, 07/10/2020 (b)	2,496,426	2,206,216
		36,428,515
Specialty Retail - 6.6%
Charlotte Russe Inc., TL 1L 04/13
6.750%, 05/22/2019 (b) (f)	3,285,813	1,226,693
Charlotte Russe Inc., TL 1L Add On 02/14
6.750%, 05/22/2019 (b) (f)	394,226	149,806
David’s Bridal, Inc., TL 1L B 10/12
5.250%, 10/11/2019 (b)	6,113,322	5,665,032
Gymboree Corp., TL 1L 02/11
5.000%, 02/23/2018 (b)	5,445,847	4,260,613
Savers, Inc., TL 1L C 07/12
5.000%, 07/09/2019 (b)	6,985,470	6,116,687
		17,418,831
Transportation Infrastructure - 1.9%
Commercial Barge Line Co., TL 1L 11/15
9.750%, 11/12/2020 (b)	5,344,521	5,043,892

TOTAL LEVERAGED LOANS (amortized cost $177,330,077)		170,614,439

COLLATERALIZED DEBT OBLIGATION - 0.7%
Diversified Financial Services - 0.7%
OHA Credit Partners XII, OHA E Notes
7.286%, 01/23/2027 (a) (b) (e)	1,799,210	1,707,755

TOTAL COLLATERALIZED DEBT OBLIGATION (amortized cost $1,698,728)		1,707,755

		Shares
COMMON STOCKS — 7.3%
Diversified Financial Services - 1.5%
Invesco Dynamic Credit Opportunities Fund		63,600	733,308
iPayment Investors LP (d) (e) (f)		160,426	891,006
Nuveen Credit Strategies Income Fund		84,784	714,729
Prudential Global Short Duration High Yield Fund, Inc.		63,468	976,138
Wells Fargo Advantage Income Opportunities Fund		64,184	539,788
			3,854,969
Health Care Providers & Services - 5.5%
Amedisys, Inc. (d) (e) (f)		271,040	14,514,192

Insurance - 0.3%
Towergate, Sun NewCo Common Shares A (d) (e) (f) (g)	GBP	8,597	—
Towergate, TopCo Common (d) (e) (f) (g)	GBP	540,649	731,980
			731,980
TOTAL COMMON STOCKS (cost $7,966,464)			19,101,141

		Shares	Value
PREFERRED STOCKS - 1.6%
Diversified Financial Services - 0.0%
Square Two Financial Corp., (d) (e) (f) (k)		5,152,000	$—

Insurance - 1.6%
Towergate, Sun NewCo Preference B, (d) (e) (f) (g) (k)	GBP	3,194,971	4,325,642

TOTAL PREFERRED STOCKS (cost $10,420,281)			4,325,642

TOTAL INVESTMENTS (amortized cost $369,873,153††) (h) - 139.4%			366,788,826
LIABILITIES EXCEEDING OTHER ASSETS, NET - (39.4)%			(103,581,343)
NET ASSETS - 100.0%			$263,207,483

†                      In U.S. Dollars unless otherwise indicated.

††               At July 31, 2016, the tax basis cost of the Fund’s investments was $369,992,238 and the unrealized appreciation and depreciation were $19,574,407 and $(22,777,819), respectively.

EUR Euro

GBP Great British Pound

TL             Term Loan

(a)              Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. The total value of these securities as of July 31, 2016 was $123,932,349, which represent 47.1% of net assets.

(b)              Variable rate security, the coupon rate shown is the effective rate as of July 31, 2016.

(c)               Represents a payment-in-kind (“PIK”) security which may pay interest in additional par.

(d)              Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of July 31, 2016 was $54,278,005 and represented 20.6% of net assets.

(e)               Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of July 31, 2016 was $62,238,848 and represented 23.6% of net assets.

(f)                Non-income producing security.

(g)               Non-U.S. security.

(h)              All investments are held as collateral for the Fund’s credit facility.

(i)                  Zero coupon security.

(j)                 Security in Default.

(k)              No applicable coupon rate.

The following table presents information about the Fund’s assets measured on a recurring basis as of July 31, 2016, and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

	Level 1	Level 2	Level 3	Total
Investments in securities
High yield securities	$—	$171,039,849	$—	$171,039,849
Leveraged loans	—	164,893,582	5,720,857	170,614,439
Collateralized debt obligation	—	—	1,707,755	1,707,755
Common stocks	14,514,192	2,963,963	1,622,986	19,101,141
Preferred stocks	—	—	4,325,642	4,325,642
Cash equivalents	2,745,647	—	—	2,745,647
Total investments in securities and cash equivalents	$17,259,839	$338,897,394	$13,377,240	$369,534,473

The following table represents the Fund’s investments categorized by country of risk as of July 31, 2016:

Country	% of Net Assets
United States	131.7%
United Kingdom	3.7%
Luxembourg	3.6%
Portugal	0.4%
139.4%
Liabilities Exceeding Other Assets, Net	(39.4)%
100.0%

The following table details the restricted securities held by the Fund as of July 31, 2016:

	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets
Algeco Scotsman Global Sarl, TL PIK 04/13 , 15.750%, 05/01/2018	423,747	9/17/2013	$351,253	$61,973	0.0%
Amedisys, Inc., Common Stock	271,040	08/05/2013- 08/08/2013	3,799,455	14,514,192	5.5%
CTI Foods Holding Co. LLC, TL 2L 06/13 , 8.250%, 06/28/2021	3,800,000	7/30/2013	3,800,000	3,458,000	1.3%
iPayment Investors LP, Common Stock	160,426	12/29/2014	662,720	891,006	0.3%
iPayment Investors LP, TL 1L B 05/11, 6.750%, 05/08/2017	6,861,619	08/14/2013- 6/11/2014	6,816,929	6,707,232	2.5%
iPayment Investors LP, 9.500%, 12/15/2019	1,201,147	12/29/2014	1,201,147	1,105,055	0.4%
New Enterprise Stone & Lime Co., Inc., 12.000%, 03/15/2018	9,108,821	06/25/2015- 08/17/2015	9,435,412	9,423,075	3.6%
Solera Holdings, Inc., 10.500%, 03/01/2024	4,900,000	02/29/2016	4,662,947	5,288,962	2.0%
Square Two Financial Corp., TL 1.5L 05/16 , 11.000%, 05/24/2019	9,568,000	05/24/2016	9,568,000	4,440,796	1.7%
Square Two Financial Corp., Preferred Stock	5,152,000	05/24/2016	5,683,411	—	0.0%
Towergate, 8.750%, 04/02/2020	3,310,813	04/02/2015	5,035,490	3,330,092	1.3%
Towergate, Sun NewCo Common Shares A	8,597	04/02/2015	15	—	0.0%
Towergate, Sun NewCo Preference B	3,194,971	04/02/2015	4,736,869	4,325,642	1.6%
Towergate, TopCo Common	540,649	04/02/2015	815,841	731,980	0.3%

The following table presents additional information about investments that are measured at fair value on a recurring basis for which the Fund has utilized Level 3 inputs to determine fair value as of July 31, 2016:

	Leveraged Loans	Collateralized Debt Obligation	Common Stocks	Preferred Stocks
Balance at October 31, 2015	$80,638	$—	$1,928,936	$5,339,071
Purchases	20,996,270	1,695,755	—	5,683,411
Sales	(11,437,739)	—	—	—
Transfer in and/or out of level 3(1)	1,277,451	—	—	—
Settlements	12,308	3,849	—	—
Net change in appreciation/(depreciation)	(5,209,967)	8,151	(305,950)	(6,696,840)
Realized gain (loss)	1,896	—	—	—
Balance at July 31, 2016	$5,720,857	$1,707,755	$1,622,986	$4,325,642
Net change in appreciation/(depreciation) on investments held at July 31, 2016	$(5,209,967)	$8,151	$(305,950)	$(6,696,840)

(1) During the nine months ended July 31, 2016, there were transfers into Level 3. The Fund’s Policy is to recognize transfers into and out of Level 3 at the beginning of the period.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of July 31, 2016:

Financial Asset	Fair Value as of July 31, 2016	Valuation Technique (1)	Unobservable Inputs (2)	Range (Weighted Average)(3)
Leveraged Loans (4)	$5,720,857	Yield Analysis	Yield	19%-19% (19%)
			EBITDA Multiple	8.5x-11.8x (11.7x)
			Net Leverage	8.9x-23.8x (23.1x)
		Liquidation Analysis	EBITDA Multiple	0.4x-11.8x (2.9x)
		Broker Quotes	Offered Quotes	5.0-12.5
		Option Pricing Model	Risk Free Rate	1%
			Implied Volatility	25%
			Term	1.8 years
Collateralized Debt	$1,707,755	Yield Analysis	Discount Margin	8%
Obligation		Discounted Cash Flow	Probability of Default	2%
			Loss Severity	30%
Common Stocks (5)	$1,622,986	Market Comparables	LTM EBIDTA Multiple	2.4x-9.9x (6.5x)
			Fwd EBIDTA Multiple	2.5x-8.1x (5.6x)
			Illiquidity Discount	10%-10% (10%)
		Discounted Cash Flow	Weight average cost
			of capital	11%
			Fwd EBIDTA exit
			multiple	10.1x
			Illiquidity Discount	10%
Preferred Stocks	$4,325,642	Market Comparables	LTM EBIDTA Multiple	0.4x-2.4x (2.4x)
			Fwd EBIDTA Multiple	2.5x
			Illiquidity Discount	5%-10% (10%)

(1)                       For the assets that have more than one valuation technique, the Partnership may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Partnership considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.

(2)                       The significant unobservable inputs used in the fair value measurement of the Partnership’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments; market valuations of comparable companies; and company specific developments including potential exit strategies and realization opportunities. Significant increases or decreases in any of these inputs in isolation could result in significantly lower or higher fair value measurement.

(3)                       Weighted average amounts are based on the estimated fair values.

(4)                       Of the $5,720,857, $4,440,796 was valued solely using a liquidation analysis technique.

(5)                       Of the $1,622,986, $731,980 was valued solely using a market comparables technique.

Item 2. Controls and Procedures.

(a)          The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

1

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) KKR Income Opportunities Fund

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	9/22/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	9/22/16

By (Signature and Title)	/s/ Roshan Chagan
Roshan Chagan, Treasurer and Chief Financial Officer

Date	9/22/16